Investment Property - Schedule of Investment Property (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule Of Investment Property Abstract
Cost			¥ 364,696
Depreciation			(9,271)
Net of accumulated depreciation, Balance			355,425
Net of accumulated depreciation, Balance
At December 31:
Cost
Accumulated depreciation
Net carrying amount
Transfer from to property, plant and equipment (note 12)			(339,542)
Depreciation (note 6)			¥ (15,883)